Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36206
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	BIT Mining Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14F, West Side, Block B, Building No. 7
Entity Address, Address Line Two	Shenzhen Bay Eco-Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518115
Entity Address, Country	CN
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	14F, West Side, Block B, Building No. 7
Entity Address, Address Line Two	Shenzhen Bay Eco-Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518115
Entity Address, Country	CN
Contact Personnel Name	Qiang Yuan
Class A Ordinary shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
Entity Common Stock, Shares Outstanding	430,127,692
Class B Ordinary shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	99
American Depositary Shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten (10) Class A ordinary shares
Trading Symbol	WBAI
Security Exchange Name	NYSE